GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Schedule of goodwill

	As of December 31,
	2024	2023
Argentina	4,084,213	4,078,210
Abroad	29,322	22,472
	4,113,535	4,100,682

Summary of movements in goodwill

	Years ended December 31,
	2024	2023
At the beginning of the year	4,100,682	4,092,046
Increases	28,007	505
Currency translation adjustments	(15,154)	8,131
At the end of the year	4,113,535	4,100,682